Organization and Principal Activities - Schedule of Consolidated Financial Statements of the Company (Details)	12 Months Ended
Dec. 31, 2025
Sentage Holdings Inc. (“Sentage Holdings”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Sep. 16, 2019
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	Parent, 100%
Principal activities	Investment holding
Sentage Hongkong Limited (“Sentage HK”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Sep. 25, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100%
Principal activities	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Dec. 17, 2019
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	100%
Principal activities	WFOE
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Aug. 13, 2014
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Investment holding
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Jan. 09, 2015
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Investment holding
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Aug. 04, 2009
Place of incorporation	Qingdao,Shandong,PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”) [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of incorporatio	Aug. 29, 2017
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Investment holding